Federated Hermes International Equity Fund
Portfolio of Investments
August 31, 2024 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—49.1%
		Belgium—0.5%
26,400		D’Ieteren Group	$ 6,422,424
		Canada—4.9%
115,422		Canadian Tire Corp. Ltd.	13,158,785
1,207,500		Lundin Mining Corp.	12,526,138
244,668		Magna International, Inc.	10,283,082
280,315		Methanex Corp.	13,093,777
321,500		Open Text, Inc.	10,229,600
		TOTAL	59,291,382
		Chile—0.6%
300,700		Antofagasta PLC	7,369,741
		Colombia—0.2%
34,600		Tecnoglass, Inc.	2,144,162
		France—5.5%
75,300		Ipsos	4,630,325
321,100		Michelin (CDGE)	12,610,814
119,726		Publicis Groupe	13,164,316
98,700		Teleperformance	10,871,074
178,100		TotalEnergies SE	12,294,887
104,957		Vinci SA	12,556,250
		TOTAL	66,127,666
		Germany—4.8%
351,500	[1]	Daimler Truck Holding AG	13,474,240
445,557		Deutsche Telekom AG	12,650,460
294,200		flatexDEGIRO AG	4,248,645
48,300		Hannover Rueckversicherung SE	13,694,986
24,000		Muenchener Rueckversicherungs-Gesellschaft AG	12,981,750
		TOTAL	57,050,081
		Ireland—2.8%
2,518,254	[1]	Greencore Group plc	6,198,791
112,300	[1]	Jazz Pharmaceuticals plc	13,024,554
297,588		Smurfit WestRock plc	14,034,442
		TOTAL	33,257,787
		Italy—1.1%
763,800		Eni S.p.A	12,441,111
2,474,314	[1]	Trevi Finanziaria S.p.A	796,472
		TOTAL	13,237,583
		Japan—7.5%
677,800		Daicel Corp.	6,093,013
101,500		Daito Trust Construction Co. Ltd.	12,553,848
255,200		Itochu Corp.	13,580,520
391,400		KDDI Corp.	13,179,725
10,300		Macnica Fuji Electronics Holdings, Inc.	420,232
703,000		Marubeni Corp.	12,114,913
261,900		ORIX Corp.	6,574,389
134,900		Sony Group Corp.	13,179,673

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Japan—continued
428,800		Takeda Pharmaceutical Co. Ltd.	$ 12,746,661
		TOTAL	90,442,974
		Netherlands—1.1%
387,400		Koninklijke Ahold NV	13,307,374
		Norway—3.2%
611,844		DNB Bank ASA	12,948,337
370,849		SpareBaken Vest	4,632,340
726,353		SpareBank 1 SR-Bank ASA	9,318,221
397,200		Yara International ASA	11,575,308
		TOTAL	38,474,206
		Puerto Rico—1.1%
124,400		Popular, Inc.	12,751,000
		Russia—0.0%
8,422,100	[1,2]	Alrosa PJSC	0
		Singapore—1.0%
497,199		United Overseas Bank Ltd.	11,994,516
		South Korea—5.3%
61,900		F&F Co. Ltd.	2,726,502
156,900		Kia Corp.	12,506,434
167,800		LG Electronics, Inc.	12,542,709
216,667		Samsung Electronics Co., Ltd.	12,150,238
293,140		Shinhan Financial Group Co. Ltd.	12,413,103
86,300		SK Hynix, Inc.	11,290,463
		TOTAL	63,629,449
		Sweden—1.9%
353,200		Duni AB	3,450,565
199,326		Loomis AB	6,784,740
670,300		SKF Ab, Class B	12,707,306
		TOTAL	22,942,611
		Switzerland—2.3%
7,577		Barry Callebaut AG	12,249,246
111,066		Novartis AG	13,435,894
32,433		Sandoz Group AG	1,425,223
		TOTAL	27,110,363
		Thailand—0.3%
1,218,400		Tisco Financial Group PCL	3,437,706
		United Kingdom—5.0%
333,988		BELLWAY PLC	13,396,089
612,303		Inchcape PLC	6,853,443
26,966		Linde PLC	12,896,490
434,251		Mondi PLC	8,401,470
98,526		Next PLC	13,197,493
258,700		Nomad Foods Ltd.	4,863,560
		TOTAL	59,608,545
		TOTAL COMMON STOCKS (IDENTIFIED COST $439,925,559)	588,599,570
		WARRANTS—0.0%
		Italy—0.0%
17,191	[1]	Trevi Finanziaria S.p.A., Warrants (IDENTIFIED COST $1,427,897)	28,307

Shares		Value in U.S. Dollars
	INVESTMENT COMPANIES—50.8%
17,974,283	Federated Hermes Government Obligations Fund, Premier Shares, 5.21%[3]	$ 17,974,283
38,372,586	Federated Hermes International Growth Fund, Institutional Shares	591,321,554
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $448,657,751)	609,295,837
	TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $890,011,207)	1,197,923,714
	OTHER ASSETS AND LIABILITIES - NET—0.1%[4]	1,756,357
	TOTAL NET ASSETS—100%	$1,199,680,071
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended August 31, 2024, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares	Federated Hermes International Growth Fund, Institutional Shares*	Total of Affiliated Transactions
Value as of 5/31/2024	$11,338,398	$655,704,236	$667,042,634
Purchases at Cost	$117,630,363	$—	$117,630,363
Proceeds from Sales	$(110,994,478)	$(89,000,000)	$(199,994,478)
Change in Unrealized Appreciation/Depreciation	$—	$4,078,424	$4,078,424
Net Realized Gain/(Loss)	$—	$20,538,894	$20,538,894
Value as of 8/31/2024	$17,974,283	$591,321,554	$609,295,837
Shares Held as of 8/31/2024	17,974,283	38,372,586	56,346,869
Dividend Income	$234,197	$—	$234,197

*	At August 31, 2024, the Fund owns a majority of the outstanding shares of beneficial interest of Federated Hermes International Growth Fund.
The Fund invests in Federated Hermes International Growth Fund (FIGRF), a diversified portfolio of Federated Hermes Adviser Series (Adviser Series) which is also managed by the Adviser. The Adviser Series is an open-ended management investment company, registered under the Investment Company Act of 1940, as amended. The investment objective of FIGRF is to seek to provide long-term capital appreciation. Income distributions from FIGRF are declared and paid annually. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of FIGRF, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. A copy of FIGRF’s financial statements is available on the EDGAR Database on the SEC’s website or upon request from the Fund.
1	Non-income-producing security.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by Federated Global Investment Management Corp. (the “Adviser”).
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$119,005,590	$469,593,980	$0	$588,599,570
Warrants
International	28,307	—	—	28,307
Investment Companies	609,295,837	—	—	609,295,837
TOTAL SECURITIES	$728,329,734	$469,593,980	$0	$1,197,923,714